Commitments and Contingencies - (Narratives) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Loss Contingencies
Rent expense	$ 500,000	$ 900,000	$ 600,000
Catapult Limited
Loss Contingencies
Rent free period (in months)	6 months
Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited
Loss Contingencies
Leasehold improvements	$ 6,600,000	2,500,000
The Mutual Insurance Society Limited
Loss Contingencies
Lease term (in years)	15 years
Sucampo Pharmaceuticals, Inc.
Loss Contingencies
Rent free period (in months)	4 months
Operating lease
Loss Contingencies
Leasehold improvements		100,000	2,100,000
Operating lease | Imperial (Forest House) Limited
Loss Contingencies
Lease term (in years)	10 years
Period to exercise option for additional space (in months)	15 months
Licensing agreements
Loss Contingencies
Loss Contingency Accrual	$ 600,000	$ 0	$ 0